Loans Due From Third Parties (Details) - Schedule of loans due from third parties - USD ($)	Jun. 30, 2022	Jun. 30, 2021
Golden Mountain Solution Inc. [Member]
Related Party Transaction [Line Items]
Total loans due from third parties	$ 18,600,000
Golden Bridge Solution Inc. [Member]
Related Party Transaction [Line Items]
Total loans due from third parties	3,822,785
Xie Juan [Member]
Related Party Transaction [Line Items]
Total loans due from third parties	500,000
Wei Yuzhog [Member]
Related Party Transaction [Line Items]
Total loans due from third parties	500,000
Golden Tree Inc. [Member]
Related Party Transaction [Line Items]
Total loans due from third parties	100,000
Qingdao Gangganghao Technology Co., Ltd. [Member[
Related Party Transaction [Line Items]
Total loans due from third parties		3,623,076
Qingdao Honghuanglv Media Co., Ltd. [Member]
Related Party Transaction [Line Items]
Total loans due from third parties		619,329
Qingdao Xiaohuangbei Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Total loans due from third parties		4,722,386
Qingdao Dabutong Network Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Total loans due from third parties		3,337,140
Hunan Peiyuan Media Co., Ltd. [Member]
Related Party Transaction [Line Items]
Total loans due from third parties	3,000,000	3,000,000
Li Xian [Member]
Related Party Transaction [Line Items]
Total loans due from third parties	1,000,000	1,000,000
Lu Hongwen [Member]
Related Party Transaction [Line Items]
Total loans due from third parties	714,027	714,027
Total [Member]
Related Party Transaction [Line Items]
Total loans due from third parties	$ 28,236,812	$ 17,015,958